Dividend Performers ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%		Shares	Value
Aerospace/Defense - 2.1%
RTX Corp.		3,771	$436,380

Building Materials - 3.7%
Apogee Enterprises, Inc.		5,377	383,971
Trane Technologies PLC		1,088	401,853
			785,824

Chemicals - 2.0%
Ecolab, Inc.		1,801	422,010

Commercial Services - 5.8%
ABM Industries, Inc. (a)		8,025	410,720
Automatic Data Processing, Inc.		1,477	432,362
Cintas Corp. (a)		2,055	375,448
			1,218,530

Computers - 4.4%
Accenture PLC - Class A (a)		1,232	433,405
Apple, Inc.		1,954	489,321
			922,726

Distribution/Wholesale - 3.8%
Fastenal Co.		5,429	390,399
WW Grainger, Inc. (a)		379	399,485
			789,884

Diversified Financial Services - 6.1%
Ameriprise Financial, Inc.		794	422,749
SEI Investments Co.		5,471	451,248
T Rowe Price Group, Inc.		3,723	421,034
			1,295,031

Electrical Components & Equipment - 1.9%
Eaton Corp. PLC (a)		1,233	409,196

Electronics - 4.1%
Amphenol Corp. - Class A		6,148	426,979
Brady Corp. - Class A		5,973	441,106
			868,085

Hand/Machine Tools - 3.9%
Lincoln Electric Holdings, Inc.		2,149	402,873
Snap-on, Inc. (a)		1,247	423,332
			826,205

Healthcare-Products - 6.2%
Abbott Laboratories (a)		3,877	438,527
Agilent Technologies, Inc.		3,425	460,115
Stryker Corp.		1,164	419,098
			1,317,740

Healthcare-Services - 1.8%
UnitedHealth Group, Inc. (a)		752	380,407

Insurance - 18.0%
Allstate Corp.		2,278	439,176
Brown & Brown, Inc.		4,072	415,426
Hanover Insurance Group, Inc.		2,752	425,624
Hartford Financial Services Group, Inc.		3,831	419,111
Marsh & McLennan Cos., Inc.		2,014	427,794
Old Republic International Corp.		11,948	432,398
Primerica, Inc.		1,503	407,944
Reinsurance Group of America, Inc.		1,943	415,083
Travelers Cos., Inc.		1,739	418,908
			3,801,464

Machinery-Diversified - 7.8%
Applied Industrial Technologies, Inc. (a)		1,646	394,168
Dover Corp. (a)		2,207	414,033
IDEX Corp.		1,944	406,860
Watts Water Technologies, Inc. - Class A		2,104	427,743
			1,642,804

Miscellaneous Manufacturing - 3.8%
A O Smith Corp.		6,110	416,763
Donaldson Co., Inc. (a)		5,802	390,765
			807,528

Office Furnishings - 1.9%
HNI Corp.		8,077	406,838

Pharmaceuticals - 12.3%
AbbVie, Inc.		2,629	467,173
Cardinal Health, Inc.		3,677	434,879
Cencora, Inc. (a)		1,832	411,614
Johnson & Johnson (a)		2,937	424,749
McKesson Corp. (a)		731	416,604
Merck & Co., Inc.		4,535	451,142
			2,606,161

Semiconductors - 4.1%
KLA Corp.		692	436,043
QUALCOMM, Inc.		2,720	417,846
			853,889

Software - 2.0%
CSG Systems International, Inc.		8,187	418,438

Telecommunications - 4.1%
Cisco Systems, Inc.		7,701	455,899
Motorola Solutions, Inc.		903	417,394
			873,293
TOTAL COMMON STOCKS (Cost $17,374,556)			21,082,433

PURCHASED OPTIONS - 0.1%	Notional Amount	Contracts
Put Options - 0.1%			$–
SPDR S&P 500 ETF (b)(c)		–	$–
Expiration: 01/10/2025; Exercise Price: $510.00 (d)	$ 8,415,000	165	1,403
Expiration: 01/17/2025; Exercise Price: $490.00 (d)	6,615,000	135	2,362
Expiration: 01/31/2025; Exercise Price: $485.00 (d)	4,850,000	100	4,050
TOTAL PURCHASED OPTIONS (Cost $29,785)			7,815

SHORT-TERM INVESTMENTS - 0.3%		Shares
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.41% (e)		68,886	68,886
TOTAL SHORT-TERM INVESTMENTS (Cost $68,886)			68,886

TOTAL INVESTMENTS - 100.2% (Cost $17,473,227)			21,159,134
Liabilities in Excess of Other Assets - (0.2)%			(36,918)
TOTAL NET ASSETS - 100.0%			$21,122,216
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $4,745,742 which represented 22.5% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with a written option, see Schedule of Written Options for more detail.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Dividend Performers ETF
Schedule of Written Options
December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Put Options - (0.7)%
SPDR S&P 500 ETF (a)(b)
Expiration: 01/10/2025; Exercise Price: $583.00	$(9,619,500)	(165)	$(61,793)
Expiration: 01/17/2025; Exercise Price: $578.00	(7,803,000)	(135)	(51,030)
Expiration: 01/31/2025; Exercise Price: $565.00	(5,650,000)	(100)	(33,300)
Total Put Options			(146,123)
TOTAL WRITTEN OPTIONS (Premiums received $172,859)			$(146,123)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Dividend Performers ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,082,433	$–	$–	$21,082,433
Purchased Options	–	7,815	–	7,815
Money Market Funds	68,886	–	–	68,886
Total Investments	$21,151,319	$7,815	$–	$21,159,134

Liabilities:
Investments:
Written Options	$–	$(146,123)	$–	$(146,123)
Total Investments	$–	$(146,123)	$–	$(146,123)

Refer to the Schedule of Investments for further disaggregation of investment categories.